RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	12 Months Ended												1 Months Ended					4 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended																								1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2010 Seatankers Management Co. Ltd [Member]	Dec. 31, 2009 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Dec. 31, 2010 Golar LNG Limited [Member]	Dec. 31, 2009 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Energy Limited [Member]	Dec. 31, 2010 Golar LNG Energy Limited [Member]	Dec. 31, 2009 Golar LNG Energy Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Mar. 31, 2010 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Sep. 30, 2009 Ship Finance International Limited [Member]	Apr. 30, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2009 Ship Finance International Limited [Member]	Feb. 05, 2010 Ship Finance International Limited [Member]	Aug. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2009 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Geveran Trading Co Ltd [Member]	Dec. 31, 2010 Geveran Trading Co Ltd [Member]	Dec. 31, 2009 Geveran Trading Co Ltd [Member]	Dec. 31, 2011 Bryggegata AS [Member]	Dec. 31, 2010 Bryggegata AS [Member]	Dec. 31, 2009 Bryggegata AS [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2010 Arcadia Petroleum Limited [Member]	Dec. 31, 2009 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Dec. 31, 2010 Seadrill Limited [Member]	Dec. 31, 2009 Seadrill Limited [Member]	Dec. 31, 2011 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2010 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2009 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2010 Deep Sea Supply Plc [Member]	Dec. 31, 2009 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2010 Aktiv Kapital ASA [Member]	Dec. 31, 2009 Aktiv Kapital ASA [Member]	Oct. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2010 VTN Shipping Inc [Member]	Dec. 31, 2009 VTN Shipping Inc [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2010 Orion Tankers Ltd [Member]	Dec. 31, 2009 Orion Tankers Ltd [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2009 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2009 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2009 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 Northern Offshore Ltd [Member]	Dec. 31, 2010 Northern Offshore Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Charterhire paid (principal and interest)																				$ 354,822,000	$ 289,578,000	$ 331,534,000
Lease termination fees (expense) income																				(17,104,000)	2,435,000	2,386,000
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance														106,000,000						106,000,000
Profit share expense		482,000	30,566,000	33,018,000																482,000	30,566,000	33,018,000
Remaining lease obligation		1,013,236,000												926,821,000						926,821,000	1,289,897,000	1,462,753,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances					1,008,000	1,092,000	1,126,000	1,002,000	1,310,000	156,000	0	88,000	0							4,660,000	2,490,000	2,347,000			5,492,000	6,138,000	4,253,000	0	0	(405,000)	(1,494,000)	(1,368,000)	(1,300,000)	34,977,000	34,211,000	42,264,000	1,076,000	426,000	322,000	906,000	166,000	126,000	168,000	132,000	32,000	136,000	83,000	63,000		17,051,000	0	0	24,000	0	0	63,000	47,000	45,000	63,000	47,000	45,000	63,000	47,000	45,000
Receivables with related parties		15,805,000	7,225,000		168,000	0		610,000	404,000		0	11,000		1,138,000						1,138,000	1,947,000				1,272,000	1,075,000								356,000	3,553,000		841,000	109,000		632,000	51,000		68,000	2,000		67,000										57,000	20,000		57,000	20,000		57,000	20,000		13,000	13,000	10,469,000
Payables with related parties		(10,775,000)	(33,278,000)		(550,000)	(676,000)		(106,000)	(97,000)					(9,209,000)						(9,209,000)	(31,448,000)				(910,000)	(1,057,000)
Earned freights on chartering vessels																																		34,600,000	33,900,000
Lease termination payments received																2,900,000		2,400,000		5,300,000
Lease termination payments paid																	400,000		8,100,000	14,300,000
Number of Single hull VLCCs currently chartered to the Company that related party has entered into an agreement to sell															3
Cost per vessel to be borne by Company and related party to terminate the current third party charter															1,800,000
Net gain (loss) on sale																		3,100,000																															50,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries																																																																			15
Percentage of share capital obtained in Frontline 2012 (in hundredths)																																																																			8.80%
Amount of working capital balances outstanding																																																																			10,500,000
Agreed per day rate reduction														6,500						6,500
Length of period over which rate reduction applies														4Y
Total Compensation paid in exchange for rate reduction														106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share														50,000,000						50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments														56,000,000						56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates														100.00%						100.00%
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)														20.00%						20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)														25.00%						25.00%
Vessel purchase from related party amount																							58,500,000
Number of double hull crude oil tankers and OBOs (number of vessels)																31
Restricted cash deposit reduction as a result of charter agreement amendments																111,700,000
Restricted cash deposit reduction, vessels no longer requiring reserves																10,600,000
Advanced payment for charterhire less operating expenses																72,800,000
Percentage ownership of SeaTeam Singapore Pte Limited sold to Golden Ocean Group Limited																								25.00%
Proceeds from sale of shares in subsidiary																								100,000
Gain on sale of shares in subsidiary	200,000																							200,000
Related party loan amount																								500,000
Related party loan term																								5 Y
Related party loan interest rate (in hundredths)																								2.50%
Amount of charter service reserve reduced by loan																						26,500,000
Charter service reserve loan amount																						$ 26,500,000
Annual percentage guarantor fee received by Geveran (in hundredths)																														2.00%